Convertible Notes Payable (Details Narrative) (10-K)					3 Months Ended		12 Months Ended
	Dec. 12, 2017 USD ($)	Dec. 08, 2017 USD ($) d	Nov. 14, 2017 USD ($)	Sep. 15, 2017 USD ($) d	Mar. 31, 2018 USD ($) d	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Interest expense					$ 24,831	$ 0	$ 8,348	$ 0
Amortization of discount					123,119		50,893
Original issuance discount			$ 37,500	$ 40,000	106,718		164,545
Initial promissory note			187,500	200,000	$ 776,366		$ 408,247
Cash proceeds from issuance of notes			$ 150,000	150,000
Discount of debt financing cost				10,000
September 2017 Note [Member]
Debt principal amount				$ 1,250,000
Debt interest rate				8.00%
Maximum consideration from convertible note issuance				$ 1,000,000
Original issuance discount				$ 250,000
Debt conversion percentage				60.00%
Debt conversion trading days | d				30
December 8, 2017 Note [Member]
Debt conversion percentage		75.00%
Debt conversion trading days | d		10
One time interest charge percentage		9.00%
December 8, 2017 Note [Member] | January 13, 2018 and February 1, 2018 [Member]
Cash proceeds from issuance of notes		$ 23,162
December 8, 2017 Note [Member] | LG Capital Funding, LLC [Member]
Debt principal amount		185,292
Maximum consideration from convertible note issuance		$ 158,824
Original issue of discount percentage		15.00%
December 8, 2017 Note [Member] | Cerberus Capital [Member]
Debt principal amount		$ 185,292
Maximum consideration from convertible note issuance		$ 158,824
Debt conversion percentage		75.00%
Debt conversion trading days | d		10
One time interest charge percentage		9.00%
Original issue of discount percentage		15.00%
December 8, 2017 Note [Member] | Cerberus Capital [Member] | January 13, 2018 and February 1, 2018 [Member]
Cash proceeds from issuance of notes	$ 23,162
First Note [Member]
Original issuance discount		$ 13,234
Debt conversion percentage					60.00%
Debt conversion trading days | d					10
Initial promissory note		92,646
Cash proceeds from issuance of notes		75,000
Discount of debt financing cost		$ 4,412
One time interest charge percentage		9.00%
Debt due date		Jan. 01, 2018
Debt discount		$ 46,323
First Note [Member] | Cerberus Capital [Member]
Original issuance discount		13,234
Initial promissory note		92,646
Cash proceeds from issuance of notes		75,000
Discount of debt financing cost		$ 4,412
One time interest charge percentage		9.00%
Debt due date		Jan. 01, 2018
Debt discount		$ 46,323